SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—107.1%
California—100.2%
$3,000,000 ABAG Finance Authority for Nonprofit Corps.
(Casa de las Campanas, Inc. ), Series 2010, RB	6.000%	09/01/2037 $	3,107,250
25,000 ABAG Finance Authority for Nonprofit Corps.
(Palo Alto Garden Apartments, Series 1999 A, RB 5.350		10/01/2029	25,048
1,000,000 Adelanto (City of), CA Community Facilities
District, Series 2015 A, RB	5.000	09/01/2045	1,123,370
25,000 Adelanto (City of), CA Improvement Agency,
Series 1993 B, Ref. RB	5.500	12/01/2023	25,139
1,115,000 Adelanto (City of), CA Public Utility Authority,
Series 2014 A, RB	5.000	07/01/2024	1,117,553
5,710,000 Adelanto (City of), CA Public Utility Authority,
Series 2014 A, RB	5.000	07/01/2039	6,008,005
2,000,000 Adelanto (City of), CA Public Utility Authority,
Series 2017 A, Ref. RB	5.000	07/01/2039	2,426,480
2,675,000 Adelanto Elementary School District (Community
Facilities District No. 1), Series 2006, RB	5.250	09/01/2026	2,681,741
1,570,000 Adelanto Elementary School District (Community
Facilities District No. 1), Series 2006, RB	5.400	09/01/2036	1,573,752
1,270,000 Alhambra (City of), CA (Atherton Baptist Homes),
Series 2010 A, RB	7.500	01/01/2030	1,276,388
1,000,000 Alhambra (City of), CA (Atherton Baptist Homes),
Series 2010 A, RB	7.625	01/01/2040	1,005,120
3,375,000 Alta Loma School District, Series 2019 B, GO
Bonds	5.000	08/01/2044	4,038,322
1,350,000 Anaheim (City of), CA Public Financing Authority
(Anaheim Convention Center Expansion), Series
2014 A, Ref. RB	5.000	05/01/2034	1,554,268
25,000 Apple Valley (Town of), CA Redevelopment
Agency (Project Area No. 2), Series 2007, RB	5.000	06/01/2032	25,031
1,250,000 Atwater (City of), CA, Series 2017 A, Ref. RB	5.000	05/01/2040	1,493,312
1,300,000 Atwater (City of), CA, Series 2017 A, Ref. RB	5.000	05/01/2043	1,547,481
415,000 Bakersfield (City of), CA (Assessment District No.
05-1), Series 2005, RB	5.350	09/02/2022	302,950
1,130,000 Bakersfield (City of), CA (Assessment District No.
05-1), Series 2005, RB	5.400	09/02/2025	824,900
1,085,000 Bakersfield (City of), CA (Assessment District No.
07-2), Series 2008, RB	7.375	09/02/2028	1,088,982
125,000 Beaumont (City of), CA (Community Facilities
District No. 2016-1), Series 2019, RB	5.000	09/01/2030	147,897
140,000 Beaumont (City of), CA (Community Facilities
District No. 2016-1), Series 2019, RB	5.000	09/01/2031	164,969
775,000 Beaumont (City of), CA (Community Facilities
District No. 2016-1), Series 2019, RB	5.000	09/01/2049	889,219
635,000 Beaumont (City of), CA Financing Authority
(Improvement Area No. 17A), Series 2013 B, RB 5.000		09/01/2034	696,150
1,500,000 Beaumont (City of), CA Financing Authority
(Improvement Area No. 17B), Series 2011 A, RB 6.375		09/01/2042	1,616,010

1 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$1,560,000 Beaumont (City of), CA Financing Authority
(Improvement Area No. 19A), Series 2015 B,
Ref. RB	5.000%		09/01/2025	$1,782,908
745,000 Beaumont (City of), CA Financing Authority
(Improvement Area No. 19C), Series 2013 A, RB 5.000			09/01/2036	811,432
115,000 Beaumont (City of), CA Financing Authority
(Improvement Area No. 8C), Series 2012 A, RB	5.125		09/01/2028	124,539
120,000 Beaumont (City of), CA Financing Authority
(Improvement Area No. 8C), Series 2012 A, RB	5.250		09/01/2029	130,013
250,000 Beaumont (City of), CA Financing Authority
(Improvement Area No. 8C), Series 2012 A, RB	5.625		09/01/2032	272,547
4,405,000 Beaumont (City of), CA Financing Authority
(Improvement Area No. 8C), Series 2012 A, RB	5.875		09/01/2042	4,788,191
5,000 Beaumont (City of), CA Financing Authority,
Series 1994 A, RB	7.000		09/01/2023	5,009
500,000 Blythe (City of), CA Community Facilities District
No. 2004-1, Series 2005, RB	5.300		09/01/2035	503,570
2,095,000 Blythe (City of), CA Redevelopment Agency
Successor Agency (Project No. 1), Series 2011
A, RB	9.750		05/01/2038	2,295,282
1,000,000 Blythe (City of), CA Redevelopment Agency
Successor Agency (Project No. 1), Series 2015,
Ref. RB	5.000		05/01/2038	1,127,600
1,010,000 Brea (City of), CA Redevelopment Agency, Series
2011 A, RB	6.591	1	08/01/2031	466,398
2,930,000 Brea (City of), CA Redevelopment Agency, Series
2011 A, RB	6.675	1	08/01/2032	1,249,498
2,300,000 Brea (City of), CA Redevelopment Agency, Series
2011 A, RB	6.830	1	08/01/2033	899,875
5,000,000 Brea (City of), CA Redevelopment Agency, Series
2011 A, RB	6.869	1	08/01/2034	1,796,150
9,710,000 CA Dept. of Water Resources (Center Valley)[2]	5.250		12/01/2035	10,121,170
290,000 CA Dept. of Water Resources (Center Valley)[2]	5.250		12/01/2035	302,280
25,150,000 CA G O2	5.000		09/01/2034	29,851,721
13,500,000 CA Health Facilities Financing Authority (SHlth/
EMC/MPHS/PAMFHCR&E/SCHosp/SCVH/SEBH/
SGMF/SHSSR/SMF/SMCCV Obligated Group)[2]	5.250		08/15/2031	14,434,065
2,500,000 Calexico (City of), CA Community Facilities
District No. 2005-1, Series 2006, RB 3	5.500		09/01/2036	700,000
2,325,000 Calexico (City of), CA Community Facilities
District No. 2005-1, Series 2006, RB 3	5.550		09/01/2036	999,750
35,000 Calexico (City of), CA Community Redevelopment
Agency Successor Agency (Merged Central
Business District & Residential Redevelopment
Project Area), Series 2011, RB	7.250		08/01/2033	38,095
320,360,000 California (County of), CA Tobacco Securitization
Agency (Alameda County Tobacco Asset
Securitization Corp. ), Series 2006 C, RB	7.548	1	06/01/2055	19,324,115

2 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$3,185,000 California (County of), CA Tobacco Securitization
Agency (Gold Country Settlement Funding Corp. ),
Series 2006, RB	4.461%[1]		06/01/2033	$1,479,178
2,500,000 California (State of) Community College
Financing Authority (NCCD - Orange Coast
Properties LLC - Orange Coast College), Series
2018 , RB	5.250		05/01/2053	2,922,725
2,500,000 California (State of) Community Housing Agency
(Annadel Apartments), Series 2019 A, RB	5.000		04/01/2049	2,779,350
675,000 California (State of) County Tobacco
Securitization Agency (Alameda County Tobacco
Asset Securitization Corp. ), Series 2002, RB	5.750		06/01/2029	681,986
18,420,000 California (State of) County Tobacco
Securitization Agency (Alameda County Tobacco
Asset Securitization Corp. ), Series 2002, RB	6.000		06/01/2042	18,591,490
2,070,000 California (State of) County Tobacco
Securitization Agency (Stanislaus County Tobacco
Funding Corp. ), Series 2002 A, RB	5.875		06/01/2043	2,098,131
700,000 California (State of) County Tobacco
Securitization Agency, Series 2007 B, RB	5.100	[4]	06/01/2028	700,280
45,600,000 California (State of) County Tobacco
Securitization Agency, Series 2007 D, RB	5.368	[1]	06/01/2057	1,940,280
51,500,000 California (State of) County Tobacco
Securitization Agency, Series 2007 E, RB	6.695	[1]	06/01/2057	1,831,340
55,250,000 California (State of) County Tobacco
Securitization Agency, Series 2007 F, RB	6.045	[1]	06/01/2057	1,642,582
5,290,000 California (State of) County Tobacco
Securitization Agency, Series 2014, Ref. RB	4.000		06/01/2029	5,382,099
5,000,000 California (State of) Educational Facilities
Authority (Pepperdine University), Series 2016,
Ref. RB	5.000		10/01/2049	5,849,300
615,000 California (State of) Educational Facilities
Authority (University of San Francisco), Series
2011 , RB	6.125		10/01/2036	672,287
635,000 California (State of) Educational Facilities
Authority (University of San Francisco), Series
2011, Ref. RB	6.125		10/01/2036	694,760
2,730,000 California (State of) Educational Facilities
Authority (University of San Francisco), Series
2018 A, RB	5.000		10/01/2043	3,337,179
2,500,000 California (State of) Enterprise Development
Authority (Sunpower Corp. - Headquarters),
Series 2010, RB	8.500		04/01/2031	2,602,600
2,030,000 California (State of) Health Facilities Financing
Authority (Community Program for Persons with
Developmental Disabilities), Series 2011 A, RB	6.250		02/01/2026	2,152,409
10,000,000 California (State of) Health Facilities Financing
Authority (Sutter Health), Series 2017 A, Ref. RB 5.000			11/15/2048	11,947,600
4,000,000 California (State of) Housing Finance Agency
(Verdant at Green Valley), Series 2019 A, RB	5.000		08/01/2049	4,526,600

3 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$4,983,139 California (State of) Housing Finance Agency,
Series 2019 A-1, RB	4.250%	01/15/2035	$5,817,815
1,200,000 California (State of) Municipal Finance Authority
(Caritas Affordable Housing, Inc. ), Series 2014
A, RB	5.250	08/15/2039	1,349,964
5,000,000 California (State of) Municipal Finance Authority
(Caritas Projects), Series 2012 A, RB	5.500	08/15/2047	5,339,150
505,000 California (State of) Municipal Finance Authority
(Caritas), Series 2010 A, RB	6.400	08/15/2045	523,927
250,000 California (State of) Municipal Finance Authority
(Casa Griffin Apartments), Series 2011 A-1, RB	5.750	10/01/2034	256,440
4,250,000 California (State of) Municipal Finance Authority
(CHF-Davis I, LLC - West Village Student Housing
Project), Series 2018, RB	5.000	05/15/2043	5,054,992
3,000,000 California (State of) Municipal Finance Authority
(CHF-Riverside I, LLC - UCR Dundee-Glasgow
Student Housing), Series 2018, RB	5.000	05/15/2043	3,568,230
3,750,000 California (State of) Municipal Finance Authority
(Community Medical Centers), Series 2017 A,
Ref. RB	5.000	02/01/2034	4,449,300
4,000,000 California (State of) Municipal Finance Authority
(Community Medical Centers), Series 2017 A,
Ref. RB	5.000	02/01/2035	4,730,400
2,000,000 California (State of) Municipal Finance Authority
(Community Medical Centers), Series 2017 A,
Ref. RB	5.000	02/01/2036	2,359,760
1,000,000 California (State of) Municipal Finance Authority
(Community Medical Centers), Series 2017 A,
Ref. RB	5.000	02/01/2037	1,174,220
1,000,000 California (State of) Municipal Finance Authority
(Emerson College), Series 2011, RB	5.750	01/01/2033	1,098,080
1,000,000 California (State of) Municipal Finance Authority
(Emerson College), Series 2011, RB	6.000	01/01/2042	1,102,990
1,070,000 California (State of) Municipal Finance Authority
(Goodwill Industries of Sacramento & Nevada),
Series 2012, RB	6.625	01/01/2032	1,124,987
2,135,000 California (State of) Municipal Finance Authority
(Goodwill Industries of Sacramento & Nevada),
Series 2012, RB	6.875	01/01/2042	2,251,763
500,000 California (State of) Municipal Finance Authority
(Goodwill Industries of Sacramento Valley &
Northern Nevada), Series 2012 A, RB	5.750	01/01/2022	513,915
18,200,000 California (State of) Municipal Finance Authority
(Linxs APM), Series 2018 A, RB	5.000	12/31/2043	21,327,124
8,000,000 California (State of) Municipal Finance Authority
(LINXS APM), Series 2018 A, RB	5.000	12/31/2036	9,542,880
1,500,000 California (State of) Municipal Finance Authority
(OCEAA), Series 2008 A, RB	7.000	10/01/2039	1,501,590

4 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$7,500,000 California (State of) Municipal Finance Authority
(Orange County Civic Center Infrastructure
Improvement Program - Phase II), Series 2018
A, RB	5.000%		06/01/2043	$9,064,875
26,360,000 California (State of) Municipal Finance Authority
(Orange County Civic Center Infrastructure
Improvement Program - Phase II), Series 2018
A, RB	5.000		06/01/2048	31,738,494
1,000,000 California (State of) Municipal Finance Authority
(River Springs Charter School), Series 2019, RN	4.000		08/15/2020	1,012,040
600,000 California (State of) Municipal Finance Authority
(Southwestern Law School), Series 2011, RB	6.500		11/01/2031	662,502
1,250,000 California (State of) Municipal Finance Authority
(Southwestern Law School), Series 2011, RB	6.500		11/01/2041	1,371,425
2,620,000 California (State of) Municipal Finance Authority
(Town and Country Manor), Series 2019, Ref. RB 5.000			07/01/2049	3,206,382
2,900,000 California (State of) Municipal Finance Authority
(United Airlines, Inc. ), Series 2019, Ref. RB	4.000		07/15/2029	3,292,979
8,000,000 California (State of) Municipal Finance Authority
(Waste Management Inc. ), Series 2019 A, RB	2.400	[5]	10/01/2044	8,157,680
3,500,000 California (State of) Pollution Control Financing
Authority (Aemerge Redpack Services Southern
California, LLC), Series 2016, RB6	7.000		12/01/2027	1,750,000
2,000,000 California (State of) Pollution Control Financing
Authority (Aemerge Redpak Services Southern
California, LLC), Series 2017, RB6	8.000		12/01/2027	600,000
1,425,000 California (State of) Pollution Control Financing
Authority (CalPlant I), Series 2017, RB	7.500		07/01/2032	1,489,282
1,900,000 California (State of) Pollution Control Financing
Authority (CalPlant I), Series 2017, RB	8.000		07/01/2039	2,065,908
1,500,000 California (State of) Pollution Control Financing
Authority (San Diego County Water Authority),
Ref. RB	5.000		11/21/2045	1,793,415
1,400,000 California (State of) Public Finance Authority
(LaVerne Elementary Preparatory Academy),
Series 2019 A, RB	5.000		06/15/2049	1,438,248
255,000 California (State of) Public Finance Authority
(Trinity Classical Academy), Series 2019 A, RB	5.000		07/01/2044	269,295
600,000 California (State of) Public Finance Authority
(Trinity Classical Academy), Series 2019 A, RB	5.000		07/01/2054	628,824
2,000,000 California (State of) Public Works Board
(Department of Corrections & Rehabilitation),
Series 2011 C, RB	5.750		10/01/2031	2,164,880
900,000 California (State of) Public Works Board
(Department of Mental Health), Series 2006 I, RB 5.000			11/01/2031	902,547
2,795,000 California (State of) Public Works Board, Series
2010 A-1, RB	5.750		03/01/2030	2,828,400
2,500,000 California (State of) Public Works Board, Series
2010 A-1, RB	6.000		03/01/2035	2,531,325

5 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$1,250,000 California (State of) Public Works Board, Series
2011 D, RB	5.000%		12/01/2031	$1,342,612
11,905,000 California (State of) Public Works Board, Series
2016 D, Ref. RB	4.000		04/01/2033	13,474,436
1,250,000 California (State of) School Finance Authority
(Escuela Popular), Series 2017, RB	6.250		07/01/2037	1,305,825
3,485,000 California (State of) School Finance Authority
(Inspire Charter Schools), Series 2019 B, RN	3.000		07/15/2020	3,488,520
870,000 California (State of) School Finance Authority
(KIPP LA), Series 2017 A, RB	5.000		07/01/2047	1,003,832
2,000,000 California (State of) Statewide Communities
Development Authority (Alliance for College-
Ready Public Schools), Series 2012 A, RB	6.375		07/01/2047	2,126,240
2,625,000 California (State of) Statewide Communities
Development Authority (Bentley School), Series
2010 A, Ref. RB	7.000		07/01/2040	2,719,789
50,000 California (State of) Statewide Communities
Development Authority (Community Facilities
District No. 2002-1), Series 2002 1, RB	6.750		09/01/2037	50,065
2,570,000 California (State of) Statewide Communities
Development Authority (Community Facilities
District No. 2007-01), Series 2015, Ref. RB	5.000		09/01/2037	2,921,730
45,000 California (State of) Statewide Communities
Development Authority (Community Facilities
District No. 97-1), Series 1997, RB	3.872	[1]	09/01/2022	39,102
1,375,000 California (State of) Statewide Communities
Development Authority (Front Porch Communities
& Services), Series 2017, Ref. RB	5.000		04/01/2047	1,603,140
1,400,000 California (State of) Statewide Communities
Development Authority (Guidance Charter
School), Series 2017 A, RB6,7	6.500		07/01/2037	546,000
5,100,000 California (State of) Statewide Communities
Development Authority (Guidance Charter
School), Series 2017 A, RB6,7	6.750		07/01/2052	1,989,000
2,705,000 California (State of) Statewide Communities
Development Authority (Heritage Park at
Cathedral City Apartments), Series 2002 NN-1,
RB	5.200		06/01/2036	2,710,085
5,000,000 California (State of) Statewide Communities
Development Authority (Loma Linda University
Medical Center), Series 2018 A, RB	5.500		12/01/2058	5,853,750
1,000,000 California (State of) Statewide Communities
Development Authority (Methodist Hospital of
Southern California), Series 2018, RB	5.000		01/01/2043	1,173,580
3,375,000 California (State of) Statewide Communities
Development Authority (NCCD—Hooper Street
LLC—California College of the Arts), Series
2019 , RB	5.250		07/01/2049	3,890,632

6 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$650,000 California (State of) Statewide Communities
Development Authority (Pacific Highlands Ranch),
Series 2019, RB	5.000%		09/02/2049 $	774,962
2,845,000 California (State of) Statewide Communities
Development Authority (Total Road Improvement
Program), Series 2012 A, COP	6.000		06/01/2042	3,162,075
1,200,000 California (State of) Statewide Communities
Development Authority (University of California
- Irvine East Campus Apartments - CHF-Irvine,
LLC), Series 2016, Ref. RB	5.000		05/15/2040	1,381,812
10,000,000 California (State of) Statewide Communities
Development Authority (Wyndover Apartments),
Series 2004 LL, VRD RB	1.130	[5]	11/15/2037	10,000,000
2,865,000 California (State of) Statewide Communities
Development Authority (Yucaipa Valley Water
Reservoir), Series 2014, RB	6.000		09/02/2044	2,964,215
5,000 California (State of) Statewide Communities
Development Authority, Series 1993 B, Ref. RB	7.000		07/01/2022	5,008
100,000 California (State of) Statewide Communities
Development Authority, Series 2003, RB	4.446	[1]	09/01/2028	53,032
100,000 California (State of) Statewide Communities
Development Authority, Series 2003, RB	5.078	[1]	09/01/2034	33,794
1,500,000 California (State of) Statewide Communities
Development Authority, Series 2019 B, RB	5.000		09/02/2049	1,754,610
45,000 California (State of) Statewide Finance Authority
(Pooled Tobacco Securitization), Series 2002, RB 6.000			05/01/2043	45,259
8,550,000 California (State of) Statewide Financing
Authority, Series 2002 A, RB	6.000		05/01/2037	8,607,883
1,045,000 California (State of) Statewide Financing
Authority, Series 2002 B, RB	6.000		05/01/2037	1,052,075
490,000 California (State of) Statewide Financing
Authority, Series 2002 B, RB	6.000		05/01/2043	492,817
5,000 California (State of), Series 1992, GO Bonds	5.500		10/01/2022	5,074
20,000 California (State of), Series 1996, GO Bonds	5.250		06/01/2021	20,424
5,000 California (State of), Series 2000, GO Bonds	5.750		05/01/2030	5,018
1,500,000 California (State of), Series 2010, GO Bonds	6.000		03/01/2033	1,517,850
3,550,000 California (State of), Series 2012, Ref. GO Bonds 5.000			02/01/2038	3,839,218
13,000,000 California (State of), Series 2017, Ref. GO Bonds 5.000			08/01/2035	16,020,940
10,000,000 California (State of), Series 2017, Ref. GO Bonds 5.000			08/01/2036	12,040,400
15,000,000 California (State of), Series 2019, GO Bonds	4.000		10/01/2044	17,229,900
12,275,000 California County Tobacco Securitization Agency
(Alameda County Tobacco Asset Securitization
Corp. ), Series 2002, RB	5.875		06/01/2035	12,395,418
10,835,000 California County Tobacco Securitization Agency
(Fresno County Tobacco Funding Corp. ), Series
2002 , RB	6.000		06/01/2035	10,842,259
9,700,000 California County Tobacco Securitization Agency
(Fresno County Tobacco Funding Corp. ), Series
2002 , RB	6.125		06/01/2038	9,702,619

7 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$62,110,000 California County Tobacco Securitization Agency
(Fresno County Tobacco Funding Corp. ), Series
2006 A, RB	5.305%[1]		06/01/2046	$11,408,365
71,700,000 California County Tobacco Securitization Agency
(Fresno County Tobacco Funding Corp. ), Series
2006 C, RB	6.998	[1]	06/01/2055	4,974,546
309,500,000 California County Tobacco Securitization Agency
(Fresno County Tobacco Funding Corp. ), Series
2006 D, RB	8.248	[1]	06/01/2055	19,055,915
41,800,000 California County Tobacco Securitization Agency
(Los Angeles County Securitization Corp. ), Series
2006 C, RB	7.070	[1]	06/01/2046	7,262,750
3,725,000 California County Tobacco Securitization Agency
(Merced County Tobacco Funding Corp. ), Series
2005 A, Ref. RB	5.125		06/01/2038	3,726,043
2,000,000 California Infrastructure & Economic
Development Bank (Academy Motion Picture
Arts & Sciences Obligated Group), Series 2015
A, Ref. RB	5.000		11/01/2041	2,240,300
9,705,000 California State University, Series 2018 A, Ref. RB 5.000			11/01/2048	11,889,304
550,000 California Statewide Communities Development
Authority (Statewide Community Infrastructure
Program), Series 2019 C, RB8	5.000		09/02/2049	628,540
25,000 Carlsbad (City of), CA (Assessment District No.
96-1), Series 1998, RB	5.500		09/02/2028	25,201
545,000 Carson (City of), CA Public Financing Authority,
Series 2019, RB	5.000		09/02/2030	695,126
95,000 Carson (City of), CA Redevelopment Agency
Successor Agency, Series 2007 A, RB	4.500		01/01/2032	95,212
3,035,000 Central Basin Municipal Water District, Series
2018 A, Ref. RB	5.000		08/01/2044	3,505,334
1,100,000 Chino (City of), CA Public Financing Authority,
Series 2015 A, Ref. RB	5.000		09/01/2034	1,300,992
865,000 Chino (City of), CA Public Financing Authority,
Series 2015 A, Ref. RB	5.000		09/01/2035	1,021,141
5,000,000 Chula Vista (City of), CA (San Diego Gas &
Electric Co. ), Series 2004 B, IDR	5.875		02/15/2034	5,018,700
2,000,000 Chula Vista (City of), CA (San Diego Gas &
Electric Co. ), Series 2004 D, IDR	5.875		01/01/2034	2,007,480
12,480,000 Chula Vista (City of), CA (San Diego Gas &
Electric Co. ), Series 2004 F, Ref. IDR	4.000		05/01/2039	12,487,238
35,000 Clovis (City of), CA Public Financing Authority,
Series 2008 A, RB	4.625		08/01/2029	35,088
1,060,000 Clovis (City of), CA, Series 2015, Ref. RB	5.250		08/01/2030	1,275,858
500,000 Clovis (City of), CA, Series 2015, Ref. RB	5.250		08/01/2031	600,315
650,000 Coachella (City of), CA (Community Facilities
District No. 2018-1), Series 2018, RB	5.000		09/01/2030	736,762
1,090,000 Coachella (City of), CA (Community Facilities
District No. 2018-1), Series 2018, RB	5.000		09/01/2038	1,216,952

8 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$2,015,000 Coachella (City of), CA (Community Facilities
District No. 2018-1), Series 2018, RB	5.000%		09/01/2048	$2,242,896
1,525,000 Coachella (City of), CA (Community Facilities
District No. 2018-1), Series 2018, RB	5.000		09/01/2053	1,679,666
1,000,000 Compton (City of), CA Public Finance Authority,
Series 2008, Ref. RB	5.250		09/01/2027	1,002,320
1,300,000 Compton Unified School District, Series 2019 B,
GO Bonds	3.020	[1]	06/01/2035	824,629
6,250,000 Compton Unified School District, Series 2019 B,
GO Bonds	3.199	[1]	06/01/2041	3,179,250
4,335,000 Compton Unified School District, Series 2019 B,
GO Bonds	3.229	[1]	06/01/2042	2,115,610
6,750,000 Compton Unified School District, Series 2019 B,
GO Bonds	4.000		06/01/2049	7,461,180
105,000 Corona (City of), CA (Community Facilities District
No. 2000-1), Series 2002 A, RB	6.000		09/01/2031	105,467
935,000 Corona (City of), CA (Community Facilities District
No. 2004-1), Series 2006, RB	5.150		09/01/2036	937,394
5,000,000 Corona-Norco Unified School District, Series
2019 C, GO Bonds	4.000		08/01/2049	5,591,100
50,000 Daly City (City of), CA Housing Development
Finance Agency (Franciscan Mobile Home Park
Acquisition), Series 2007 A, Ref. RB	5.000		12/15/2037	50,122
915,000 Daly City (City of), CA Housing Development
Finance Agency (Franciscan Mobile Home Park
Acquisition), Series 2007 C, Ref. RB	6.500		12/15/2047	916,620
1,220,000 Dehesa School District, Series 2014 A, GO Bonds 5.500			06/01/2044	1,396,192
1,855,000 Desert Hot Springs (City of), CA (Community
Facilities District No. 2006-1 - Improvement Area
1), Series 2010, Ref. RB	6.375		09/01/2038	1,888,854
1,000,000 Dinuba (City of), CA Financing Authority, Series
2007 , RB	5.375		09/01/2038	1,001,220
1,725,000 East Bay Municipal Utility District, Series 2015
A, Ref. RB	5.000		06/01/2036	2,054,406
15,000,000 East Bay, CA Municipal Utility District (Water
System)[2]	5.000		06/01/2036	15,302,850
865,000 Fairfield (City of), CA Community Facilities District
No. 2007-1 (Fairfield Commons), Series 2008, RB 6.875			09/01/2038	876,678
1,000,000 Fontana (City of), CA (Community Facilities
District No. 80), Series 2017, RB	5.000		09/01/2046	1,163,380
2,500,000 Golden State Tobacco Securitization Corp. , Series
2015 A, Ref. RB	5.000		06/01/2040	2,894,400
3,000,000 Golden State Tobacco Securitization Corp. , Series
2018 A-2, Ref. RB	5.000		06/01/2047	3,086,730
7,765,000 Grossmont Union High School District, Series
2019 C-2, Ref. GO Bonds	4.000		08/01/2044	8,889,450
1,600,000 Hollister (City of), CA Redevelopment Agency
Successor Agency, Series 2014, Ref. RB	5.000		10/01/2030	1,849,440

9 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$1,305,000 Hollister (City of), CA Redevelopment Agency
Successor Agency, Series 2014, Ref. RB	5.000%		10/01/2032	$1,506,179
3,675,000 Hollister School District (Election of 2016), Series
2019 B, GO Bonds	4.000		09/01/2046	4,017,510
1,430,000 Imperial (County of), CA (Community Facilities
District No. 2004-2 - Improvement Area No. 1),
Series 2007, RB	5.900		09/01/2037	1,441,926
885,000 Independent Cities Finance Authority (Hacienda
Valley Estates), Series 2014, Ref. RB	5.000		11/15/2034	995,342
1,000,000 Independent Cities Finance Authority
(Lamplighter Salinas Mobilehome Park), Series
2010 A, RB	6.250		07/15/2045	1,026,540
1,000,000 Independent Cities Finance Authority (Rancho del
Sol and Grandview East), Series 2012, Ref. RB	5.500		05/15/2047	1,073,070
1,000,000 Independent Cities Finance Authority (Union City
Tropics), Series 2019, Ref. RB	5.000		05/15/2048	1,187,020
550,000 Inglewood Unified School District, Series 2019 C,
GO Bonds	4.000		08/01/2038	601,618
690,000 Inglewood Unified School District, Series 2019 C,
GO Bonds	4.000		08/01/2039	752,645
4,500,000 Inland Empire Tobacco Securitization Corp. , Series
2019, Ref. RB	3.678		06/01/2038	4,665,870
630,000 Lake Elsinore (City of), CA Public Financing
Authority (Canyon Hills IA C), Series 2012 C, RB 5.000			09/01/2032	676,456
335,000 Lake Elsinore (City of), CA Public Financing
Authority (Canyon Hills IA C), Series 2012 C, RB 5.000			09/01/2037	357,696
1,175,000 Lake Elsinore (City of), CA Public Financing
Authority (Villages at Wasson Canyon), Series
2012 A, RB	5.250		09/01/2038	1,252,092
420,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.000	[4]	09/01/2025	445,175
375,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.100	[4]	09/01/2026	397,954
885,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.150	[4]	09/01/2027	939,366
1,000,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.200	[4]	09/01/2028	1,060,020
500,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.250	[4]	09/01/2029	529,850

10 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$500,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.300%[4]		09/01/2030	$529,960
1,000,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.375	[4]	09/01/2032	1,059,310
3,685,000 Lathrop (City of), CA (Community Facilities
District No. 03-2), Series 2003, RB	7.000		09/01/2033	3,697,013
1,000,000 Lennox School District, Series 2014, COP	5.000		10/01/2034	1,089,410
50,000 Long Beach (City of), CA Bond Finance Authority,
Series 2007 A, RB	5.500		11/15/2028	63,917
1,000,000 Long Beach (City of), CA Bond Finance Authority,
Series 2007 A, RB	5.500		11/15/2037	1,411,210
1,300,000 Long Beach (City of), CA, Series 2017 A, RB	5.000		05/15/2037	1,560,897
14,670,000 Long Beach (City of), CA, Series 2017 A, RB	5.000		05/15/2040	17,471,237
8,210,000 Long Beach (City of), CA, Series 2017 B, RB	5.000		05/15/2043	9,724,170
2,000,000 Long Beach Community College District, Series
2019 C, GO Bonds	4.000		08/01/2045	2,236,140
4,400,000 Long Beach Community College District, Series
2019 C, GO Bonds	4.000		08/01/2049	4,902,040
8,175,000 Long Beach Unified School District, Series 2017
A, GO Bonds	5.000		08/01/2036	9,888,807
1,200,000 Los Alamitos Unified School District, Series 2012,
COP	0.000	[4]	08/01/2034	1,279,716
4,365,000 Los Angeles (City of), CA Department of Airports,
Series 2015 A, RB	5.000		05/15/2033	5,076,364
5,795,000 Los Angeles (City of), CA Department of Airports,
Series 2015 A, RB	5.000		05/15/2034	6,729,676
22,350,000 Los Angeles (City of), CA Department of Airports,
Series 2017 A, RB	5.000		05/15/2047	26,263,485
3,500,000 Los Angeles (City of), CA Department of Airports,
Series 2018 B, Ref. RB	5.000		05/15/2032	4,310,460
2,500,000 Los Angeles (City of), CA Department of Airports,
Series 2018 C, RB	5.000		05/15/2038	3,009,625
8,250,000 Los Angeles (City of), CA Department of Water
and Power, Series 2017 A, Ref. RB	5.000		07/01/2041	9,928,215
15,525,000 Los Angeles (City of), CA Department of Water
and Power, Series 2017 C, RB	5.000		07/01/2042	18,807,761
2,000,000 Los Angeles (City of), CA Housing Authority
(Property Acquisition Refundings), Series 2009
A, Ref. RB	6.000		06/01/2029	2,005,800
2,000,000 Los Angeles (City of), CA Housing Authority
(Property Acquisition Refundings), Series 2009
A, Ref. RB	6.250		06/01/2034	2,006,300
500,000 Los Angeles (City of), CA Housing Authority
(Property Acquisition Refundings), Series 2009
A, Ref. RB	6.375		06/01/2039	501,630

11 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$645,000 Los Angeles (City of), CA Industrial Development
Authority (Santee Court Parking Facility), Series
2005 , RB	5.000%	12/01/2020	$645,013
7,000,000 Los Angeles (County of), CA Metropolitan
Transportation Authority, Series 2019 A, RB	5.000	07/01/2044	8,612,520
10,000,000 Los Angeles Community College District (Election
of 2008), Series 2013 F, GO Bonds	4.000	08/01/2037	10,798,300
2,560,000 Los Angeles County Facilities Inc. (Vermont
Corridor County Administration Building), Series
2018 A, RB	5.000	12/01/2037	3,194,829
15,145,000 Los Angeles, CA Dept. of Airports[2]	5.000	05/15/2033	18,577,334
12,000,000 Los Angeles, CA Dept. of Airports[2]	5.000	05/15/2034	14,688,080
16,500,000 Los Angeles, CA Dept. of Water & Power[2]	5.000	07/01/2047	19,838,775
3,185,000 Lynwood (City of), CA Public Financing Authority
(Measure M), Series 2019 A, RB	5.250	06/01/2048	3,901,370
85,000 Madera (County of), CA (Valley Children's
Hospital), Series 1995, COP	5.750	03/15/2028	85,311
8,945,000 Madera Unified School District, Series 2019, GO
Bonds	4.000	08/01/2044	9,909,182
10,325,000 Manteca Unified School District, Series 2017 B,
GO Bonds	4.000	08/01/2042	11,472,314
250,000 Marina (City of), CA Redevelopment Agency
Successor Agency, Series 2018 B, RB	5.000	09/01/2038	283,513
50,000 Maywood (City of), CA Public Financing Authority
(Infrastructure Refinancing), Series 2008 A, Ref.
RB	7.000	09/01/2038	50,081
1,750,000 McFarland Unified School District (Election of
2012), Series 2014 A, GO Bonds	5.500	11/01/2038	2,064,143
1,375,000 Mendota (City of), CA Joint Powers Financing
Authority, Series 2005, RB	5.150	07/01/2035	1,376,458
1,000,000 Menifee Union School District (Community
Facilities District No. 2011-1 - Improvement Area
No. 3), Series 2018, RB	5.000	09/01/2043	1,152,940
1,500,000 Menifee Union School District (Community
Facilities District No. 2011-1 - Improvement Area
No. 3), Series 2018, RB	5.000	09/01/2048	1,723,830
1,000,000 Menifee Union School District Public Financing
Authority, Series 2017 A, RB	5.000	09/01/2033	1,188,980
3,020,000 Merced City School District (Election of 2014),
Series 2018, GO Bonds	5.000	08/01/2048	3,672,743
1,500,000 Montebello (City of), CA Public Financing
Authority (Montebello Hotel), Series 2004 A,
Ref. RB	5.000	12/01/2033	1,504,695
435,000 Moreno Valley Unified School District (Community
Facilities District No. 2015-2), Series 2019, RB	5.000	09/01/2044	495,556
485,000 Moreno Valley Unified School District (Community
Facilities District No. 2015-2), Series 2019, RB	5.000	09/01/2048	551,406
2,050,000 Moreno Valley Unified School District Community
Facilities District, Series 2015, RB	5.000	09/01/2045	2,313,036

12 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$55,000 M-S-R Public Power Agency, Series 1991 E, RB	6.000%		07/01/2022	$59,519
655,000 Murrieta (City of), CA (Community Facilities
District No. 2005-5), Series 2017, RB	5.000		09/01/2042	763,599
2,000,000 Norco (City of), CA Community Redevelopment
Agency Successor Agency (Project Area No. 1),
Series 2010, Ref. RB	6.000		03/01/2036	2,024,060
1,500,000 Norco (City of), CA Community Redevelopment
Agency Successor Agency (Project Area No. 1),
Series 2014, Ref. RB	5.000		03/01/2030	1,715,295
10,000,000 Northern California Energy Authority, Series 2018
A, RB	4.000	[5]	07/01/2049	10,959,100
1,250,000 Northern Humboldt Union High School District
(Election of 2010), Series 2011 A, GO Bonds	6.500		08/01/2034	1,364,488
4,115,000 Northern Humboldt Union High School District
(Election of 2010), Series 2015 C, GO Bonds	5.000		08/01/2043	4,780,190
2,000,000 Northern Inyo County Local Hospital District,
Series 2010, RB	6.375		12/01/2025	2,054,360
8,680,000 Oak Grove School District (Election of 2008),
Series 2018 E, Ref. GO Bonds	0.000	[4]	08/01/2038	5,026,848
5,755,000 Oak Grove School District (Election of 2008),
Series 2018 E, Ref. GO Bonds	0.000	[4]	08/01/2042	3,266,365
1,000,000 Oak Valley Hospital District, Series 2010, RB	7.000		11/01/2035	1,022,870
5,000,000 Oceanside Unified School District (Election of
2008), Series 2019 E, GO Bonds	4.000		08/01/2048	5,516,100
585,000 Ontario (City of), CA (Assessment District No.
108), Series 1995, RB	7.500		09/02/2020	594,290
1,000,000 Ontario (City of), CA Community Facilities District
No. 25 (Park Place Facilities Phase II), Series
2019 , RB	5.000		09/01/2049	1,145,220
1,350,000 Orange (County of), CA (Community Facilities
District No. 2016-1), Series 2016 A, RB	5.000		08/15/2031	1,588,680
7,140,000 Orange (County of), CA (Wood Canyon Villas),
Series 2001 E, Ref. RB	1.130	[5]	08/15/2031	7,140,000
14,055,000 Orange (County of), CA Local Transportation
Authority, Series 2019, RB	5.000		02/15/2041	17,688,358
1,250,000 Oxnard (City of), CA Financing Authority, Series
2014, Ref. RB	5.000		06/01/2032	1,443,688
1,500,000 Oxnard (City of), CA Financing Authority, Series
2014, Ref. RB	5.000		06/01/2033	1,729,590
850,000 Oxnard (City of), CA Financing Authority, Series
2014, Ref. RB	5.000		06/01/2034	978,104
40,000 Palm Desert (City of), CA Financing Authority
(Project Area No. 2), Series 2003, RB	5.000		08/01/2033	40,300
445,000 Palm Springs (City of), CA Community
Redevelopment Agency Successor Agency, Series
2014, Ref. RB	5.000		09/01/2032	517,081
4,325,000 Palmdale (City of), CA (Community Facilities
District No. 05-1), Series 2005, Ref. RB	6.250		09/01/2035	4,342,862

13 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$5,315,000 Palmdale (City of), CA (Community Facilities
District No. 05-1), Series 2007 A, Ref. RB	6.125%		09/01/2037	$5,334,559
4,835,000 Palomar Health, Series 2017, Ref. RB	5.000		11/01/2042	5,589,115
235,000 Perris Elementary School District (Election of
2014), Series 2014 A, GO Bonds	6.000		08/01/2029	282,132
290,000 Perris Elementary School District (Election of
2014), Series 2014 A, GO Bonds	6.000		08/01/2030	347,278
10,225,000 Perris Union High School District, Series 2019 A,
GO Bonds	4.000		09/01/2043	11,648,013
12,930,000 Perris Union High School District, Series 2019 A,
GO Bonds	4.000		09/01/2048	14,595,901
3,000,000 Perris Union High School District, Series 2019,
COP	5.000		10/01/2048	3,672,450
1,000,000 Pixley Union School District (Election of 2014),
Series 2014 A, GO Bonds	5.250		08/01/2044	1,159,480
50,000 Pomona Unified School District, Series 2001 A,
Ref. GO Bonds	6.150		08/01/2030	55,781
1,975,000 Poway Unified School District Public Financing
Authority, Series 2015 B, Ref. RB	5.000		09/01/2035	2,348,196
500,000 Ravenswood School District, Series 2018, GO
Bonds	5.000		08/01/2031	604,020
500,000 Ravenswood School District, Series 2018, GO
Bonds	5.000		08/01/2033	601,435
750,000 Ravenswood School District, Series 2018, GO
Bonds	5.000		08/01/2035	897,615
5,300,000 Ravenswood School District, Series 2018, GO
Bonds	5.000		08/01/2043	6,211,812
6,360,000 Rialto Unified School District, Series 2019 A, GO
Bonds[8]	3.299	[1]	08/01/2042	3,071,435
3,525,000 Rialto Unified School District, Series 2019 A, GO
Bonds[8]	3.329	[1]	08/01/2043	1,635,107
2,500,000 Ridgecrest (City of), CA Redevelopment Agency,
Series 2010, Ref. RB	6.250		06/30/2037	2,575,775
10,530,000 Rio Hondo Community College District (Election
of 2004), Series 2010 C, GO Bonds	0.000	[4]	08/01/2042	12,778,260
498,944 Riverbank (City of), CA Redevelopment Agency,
Series 2007 B, RB6	5.000		08/01/2032	446,555
1,050,000 Riverside (City of), CA (Community Facilities
District No. 92-1), Series 2005 A, RB	5.300		09/01/2034	1,053,119
535,000 Riverside (County of), CA (Community Facilities
District No. 07-2), Series 2017, RB	5.000		09/01/2045	623,591
3,000,000 Riverside (County of), CA Redevelopment
Successor Agency (Desert Communities
Redevelopment), Series 2010 D, RB	6.000		10/01/2037	3,125,340
1,325,000 Riverside (County of), CA Redevelopment
Successor Agency (Jurupa Valley Redevelopment),
Series 2011 B, RB	6.500		10/01/2025	1,453,419

14 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$1,200,000 Riverside (County of), CA Redevelopment
Successor Agency (Jurupa Valley Redevelopment),
Series 2011 B, RB	6.750%		10/01/2030	$1,320,564
1,000,000 Riverside (County of), CA Redevelopment
Successor Agency (Jurupa Valley Redevelopment),
Series 2011, RB	7.750	[4]	10/01/2027	1,298,100
1,000,000 Riverside (County of), CA Redevelopment
Successor Agency (Jurupa Valley Redevelopment),
Series 2011, RB	8.000	[4]	10/01/2031	1,296,130
1,000,000 Ross Valley School District, Series 2011 A, GO
Bonds	5.500		08/01/2041	1,073,250
1,290,000 Sacramento (City of), CA (North Natomas
Community Facilities District No. 4), Series 2015,
Ref. RB	5.000		09/01/2032	1,480,146
1,200,000 Sacramento (City of), CA (North Natomas
Community Facilities District No. 4), Series 2015,
Ref. RB	5.000		09/01/2033	1,374,684
1,095,000 Sacramento (City of), CA Financing Authority,
Series 1999 A, RB	6.250		09/01/2023	1,108,479
1,005,000 Sacramento (County of), CA Housing Authority,
Series 2002 C, RB	5.250		06/01/2027	1,005,965
2,200,000 Sacramento (County of), CA, Series 2018 C, Ref.
RB	5.000		07/01/2038	2,658,854
7,810,000 Sacramento (County of), CA, Series 2018 C, Ref.
RB	5.000		07/01/2039	9,417,220
1,375,000 San Bernardino (City of), CA Joint Powers
Financing Authority, Series 1998 A, Ref. RB	5.750		07/01/2020	1,399,090
100,000 San Bernardino (City of), CA Joint Powers
Financing Authority, Series 1999, COP	5.500		09/01/2020	100,335
10,000 San Bernardino (City of), CA Joint Powers
Financing Authority, Series 1999, COP	5.500		09/01/2024	10,032
1,600,000 San Bernardino (County of), CA (Community
Facilities District No. 2006-1), Series 2015, Ref.
RB	5.000		09/01/2045	1,803,616
3,915,000 San Bernardino Community College District,
Series 2019 A, GO Bonds[8]	4.000		08/01/2044	4,370,432
21,720,000 San Bernardino Community College District,
Series 2019 A, GO Bonds[8]	4.000		08/01/2049	24,107,462
1,175,000 San Bernardino Mountains Community Hospital
District, Series 2007 A, COP	5.000		02/01/2027	1,176,304
3,235,000 San Bernardino Mountains Community Hospital
District, Series 2007 A, COP	5.000		02/01/2037	3,237,717
3,000,000 San Buenaventura (City of), CA (Community
Memorial Health System), Series 2011, RB	8.000		12/01/2031	3,345,390
3,000,000 San Diego (City of), CA Housing Authority, Series
2011 B, RB	5.000		05/01/2029	3,129,360
5,780,000 San Diego (County of), CA Redevelopment
Agency, Series 2005 A, Ref. RB	5.750		12/01/2032	5,793,872

15 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$1,560,000 San Diego (County of), CA Regional Airport
Authority, Series 2010 A, RB	5.000%	07/01/2040	$1,596,863
780,000 San Diego (County of), CA Regional Airport
Authority, Series 2019 B, Ref. RB8	4.000	07/01/2044	868,600
3,130,000 San Diego (County of), CA Regional Airport
Authority, Series 2019 B, Ref. RB8	5.000	07/01/2049	3,784,452
10,000,000 San Diego (County of), CA Water Authority, Series
2016 A, Ref. RB	5.000	05/01/2033	12,178,100
10,000,000 San Diego (County of), CA Water Authority, Series
2016 B, Ref. RB	5.000	05/01/2034	12,144,200
10,125,000 San Diego (County of), CA Water Authority, Series
2016 B, Ref. RB	5.000	05/01/2037	12,217,230
14,155,000 San Diego Unified School District (Election of
2012), Series 2017 I, GO Bonds	4.000	07/01/2047	15,790,327
1,000,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2012 A, Ref. RB	5.000	05/01/2031	1,085,430
15,540,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2016 B, RB	5.000	05/01/2046	17,925,079
1,930,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2017 A, RB	5.000	05/01/2042	2,277,863
5,275,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2017 A, RB	5.000	05/01/2047	6,186,467
12,020,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2018 D, RB	5.000	05/01/2043	14,375,439
13,250,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2018 D, RB	5.000	05/01/2048	15,752,395
6,825,000 San Francisco (City & County of), CA Airport
Commission (San Francisco International Airport),
Series 2019 E, RB	4.000	05/01/2050	7,537,803
7,250,000 San Francisco (City & County of), CA Public
Utilities Commission, Series 2018 B, RB	5.000	10/01/2043	8,915,470
500,000 San Francisco (City & County of), CA
Redevelopment Agency Successor Agency, Series
2013 B, RB	5.000	08/01/2031	539,620
400,000 San Francisco (City & County of), CA
Redevelopment Financing Authority (Mission Bay
North Redevelopment), Series 2011 C, RB	6.750	08/01/2033	426,816
500,000 San Francisco (City & County of), CA
Redevelopment Financing Authority (Mission Bay
South Redevelopment), Series 2011 D, RB	7.000	08/01/2033	534,720
1,000,000 San Francisco (City of), CA Bay Area Rapid Transit
District, Series 2015 A, Ref. RB	5.000	07/01/2031	1,195,920
15,000,000 San Francisco Bay Area Rapid Transit District,
Series 2019 B-1, GO Bonds	4.000	08/01/2044	17,340,750

16 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$500,000 San Gorgonio Memorial Health Care District,
Series 2014, Ref. GO Bonds	5.000%	08/01/2032 $	557,085
250,000 San Jacinto Unified School District Financing
Authority, Series 2017, Ref. RB	5.000	09/01/2043	283,075
3,150,000 San Jose (City of), CA (El Parador Apartments),
Series 2000 A, RB	6.200	01/01/2041	3,151,985
4,025,000 San Jose (City of), CA (Fallen Leaves Apartments),
Series 2002 J-1, RB	5.100	12/01/2032	4,029,065
35,000 San Jose (City of), CA (Improvement District No.
99-218SJ), Series 2001 24-Q, RB	5.875	09/02/2023	36,192
5,275,000 San Jose (City of), CA (Orvieto Family
Apartments), Series 2010 B-1, RB	4.750	08/01/2029	5,374,065
1,000,000 San Jose (City of), CA, Series 2011 A-1, RB	5.000	03/01/2025	1,047,140
5,000,000 San Leandro Unified School District, Series 2019
B, GO Bonds	4.000	08/01/2043	5,540,400
750,000 San Marcos Unified School District, Series 2019,
RB	5.000	09/01/2048	861,345
10,000,000 San Marcos, CA Unified School District[2]	5.250	08/01/2031	10,721,000
18,075,000 San Mateo (County of), CA Joint Powers
Financing Authority, Series 2018 A, RB	5.000	07/15/2043	22,095,784
10,000,000 San Mateo County Community College District,
Series 2018 B, GO Bonds	5.000	09/01/2045	12,397,100
5,000,000 San Mateo Foster (City of), CA Public Financing
Authority (Clean Water Program), Series 2019, RB 4.000		08/01/2044	5,663,900
2,950,000 San Rafael Elementary School District, Series
2019 C, GO Bonds	4.000	08/01/2047	3,267,922
12,695,000 Santa Barbara (County of), CA, Series 2018 B,
COP	5.000	12/01/2037	15,631,354
5,000,000 Santa Barbara (County of), CA, Series 2018 B,
COP	5.000	12/01/2038	6,109,700
3,000,000 Santa Clara (City of), CA Redevelopment Agency,
Series 2011, RB	5.750	06/01/2026	3,217,380
1,000,000 Santa Clara (County of), CA Housing Authority,
Series 2001 A, RB	5.850	08/01/2031	1,001,700
2,070,000 Santa Clara (County of), CA Housing Authority,
Series 2001 A, RB	6.000	08/01/2041	2,072,981
4,010,000 Santa Clara (County of), CA Housing Authority,
Series 2010 A-1, RB	4.750	11/01/2027	4,124,646
1,750,000 Santa Monica (City of), CA Redevelopment
Agency, Series 2011, RB	5.875	07/01/2036	1,878,485
2,600,000 Santa Monica (City of), CA Redevelopment
Agency, Series 2011, RB	5.875	07/01/2042	2,787,486
2,800,000 Santa Monica-Malibu Unified School District,
Series 2019, GO Bonds	4.000	08/01/2044	3,137,120
9,360,000 Santa Monica-Malibu Unified School District,
Series 2019, GO Bonds	4.000	08/01/2044	10,486,944
5,000,000 Sequoia Union High School District, Series 2011
C-1, GO Bonds	6.000	07/01/2043	5,396,900

17 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
California (Continued)
$1,720,000 Signal Hill (City of), CA Redevelopment Agency
Successor Agency, Series 2011, RB	7.000%		10/01/2026	$1,835,756
18,420,000 Silicon Valley Tobacco Securitization Authority
(Santa Clara), Series 2007 A, RB	8.818	[1]	06/01/2036	7,377,947
10,000,000 Silicon Valley Tobacco Securitization Authority
(Santa Clara), Series 2007 A, RB	10.496	[1]	06/01/2041	3,000,400
12,650,000 Silicon Valley Tobacco Securitization Authority,
Series 2007 B, RB	5.845	[1]	06/01/2047	2,476,617
50,000,000 Silicon Valley Tobacco Securitization Authority,
Series 2007 C, RB	7.108	[1]	06/01/2056	4,758,000
4,150,000 South El Monte (City of), CA Improvement District
Successor Agency, Series 2015 A, Ref. RB	5.000		08/01/2035	4,848,030
205,000 Southern California Public Power Authority, Series
2007 A, RB	5.000		11/01/2028	252,835
165,000 Southern California Public Power Authority, Series
2007 A, RB	5.000		11/01/2029	206,222
2,085,000 Southern California Public Power Authority, Series
2007 A, RB	5.000		11/01/2033	2,729,870
470,000 Southern California Public Power Authority, Series
2007 A, RB	5.250		11/01/2022	518,993
50,000 Southern California Public Power Authority, Series
2007 A, RB	5.250		11/01/2023	56,781
250,000 Southern California Public Power Authority, Series
2007 A, RB	5.250		11/01/2026	302,715
2,255,000 Southern California Public Power Authority, Series
2007 A, RB	5.250		11/01/2027	2,780,257
3,750,000 Southern California Public Power Authority, Series
2010 1 , RB	5.000		07/01/2029	3,761,475
13,000,000 Southern California Public Power Authority, Series
2014 A, RB	5.000		07/01/2035	15,030,340
5,000,000 Southern California Tobacco Securitization
Authority (San Diego County Asset Securitization
Corp. ), Series 2019, Ref. RB	5.000		06/01/2048	5,914,900
20,000,000 Southern California Tobacco Securitization
Authority (San Diego County Asset Securitization
Corp. ), Series 2019, Ref. RB	5.622	[1]	06/01/2054	3,062,200
790,000 Southern Mono Health Care District, Series 2012,
Ref. GO Bonds	5.000		08/01/2021	835,986
225,000 Stockton (City of), CA Public Financing Authority,
Series 2004, RB	5.125		09/01/2030	225,086
1,000,000 Stockton (City of), CA Redevelopment Agency
Successor Agency, Series 2016 A, Ref. RB	5.000		09/01/2034	1,191,690
3,325,000 Susanville (City of), CA (Natural Gas Enterprise
Refunding), Series 2019, Ref. RB	4.000		06/01/2045	3,735,338
1,000,000 Susanville (City of), CA Public Financing
Authority, Series 2010 B, Ref. RB	5.500		06/01/2030	1,010,000
3,000,000 Tahoe-Truckee Unified School District, Series
2016 B, GO Bonds	5.000		08/01/2039	3,591,510

18 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$950,000 Tahoe-Truckee Unified School District, Series
2016 B, GO Bonds	5.000%	08/01/2041 $	1,129,769
25,000 Tracy (City of), CA Operating Partnership Joint
Powers Authority (Fire Station), Series 2007 A, RB 4.500		03/01/2037	25,054
500,000 Tulare (County of), CA Local Health Care District,
Series 2009 B, GO Bonds	6.500	08/01/2026	501,730
375,000 Twentynine Palms (City of), CA Redevelopment
Agency Successor Agency, Series 2011 A-4, RB	7.125	09/01/2026	414,476
500,000 Twentynine Palms (City of), CA Redevelopment
Agency Successor Agency, Series 2011 A-4, RB	7.400	09/01/2032	555,005
415,000 Twentynine Palms (City of), CA Redevelopment
Agency Successor Agency, Series 2011 B, RB	7.400	09/01/2032	460,654
425,000 Twentynine Palms (City of), CA Redevelopment
Agency Successor Agency, Series 2011 B, RB	7.650	09/01/2042	473,586
12,840,000 University of California[2]	5.000	05/15/2037	15,410,140
15,000,000 University of California[2]	5.000	05/15/2038	16,764,350
5,000,000 University of California, Series 2017 AV, RB	5.000	05/15/2042	6,065,050
16,000,000 University of California, Series 2018 AZ, Ref. RB	5.000	05/15/2043	19,682,880
4,000,000 University of California, Series 2018 AZ, Ref. RB	5.000	05/15/2048	4,884,480
1,030,000 Upland (City of), CA Community Facilities District
No. 2003-2 (Improvement Area No. 2), Series
2015, Ref. RB	5.000	09/01/2029	1,156,062
1,080,000 Upland (City of), CA Community Facilities District
No. 2003-2 (Improvement Area No. 2), Series
2015, Ref. RB	5.000	09/01/2030	1,210,324
750,000 Upland (City of), CA Community Facilities District
No. 2015-1 (Improvement Area No. 1), Series
2019 A, RB	4.000	09/01/2049	807,675
1,320,000 Valley (City of), CA Sanitary District, Series 2005,
RB	5.200	09/02/2030	1,330,006
65,000 Vernon (City of), CA Redevelopment Agency,
Series 2005, RB	5.000	09/01/2035	65,525
1,000,000 Vernon (City of), CA, Series 2012 A, RB	5.125	08/01/2033	1,062,920
4,000,000 Vernon (City of), CA, Series 2012 A, RB	5.500	08/01/2041	4,269,000
485,000 Victorville (City of), CA (Community Facilities
District No. 07-01), Series 2012 A, RB	5.350	09/01/2042	502,416
1,000,000 Vista Unified School District, Series 2019 A, GO
Bonds	4.000	08/01/2044	1,132,780
4,275,000 Walnut Energy Center Authority, Series 2010 A,
Ref. RB	5.000	01/01/2030	4,288,595
445,000 West Covina Public Financing Authority, Series
2018 A, Ref. RB	5.000	05/01/2031	538,837
1,500,000 West Hollywood (City of), CA Community
Development Department (East Side
Redevelopment), Series 2011 A, RB	7.500	09/01/2042	1,667,460
610,000 West Patterson Financing Authority (Community
Facilities Distrct No. 2015-1), Series 2015, RB	5.250	09/01/2035	663,430
1,550,000 West Patterson Financing Authority (Community
Facilities Distrct No. 2015-1), Series 2015, RB	5.250	09/01/2045	1,669,893

19 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$1,065,000 West Sacramento (City of), CA (Community
Facilities District No. 29), Series 2019, RB	5.000%	09/01/2044 $	1,237,402
1,150,000 Woodland (City of), CA Community Facilities
District 1, Series 2019, RB	5.000	09/01/2044	1,322,638
2,300,000 Woodland (City of), CA Finance Authority, Series
2011 , RB	6.000	03/01/2036	2,430,824
1,500,000 Woodland (City of), CA Finance Authority, Series
2011 , RB	6.000	03/01/2041	1,584,360
4,285,000 Yuba Community College District, Series 2017,
Ref. GO Bonds	4.000	08/01/2047	4,731,026
		1,618,617,596

U. S. Possessions—6.9%
2,500,000 A. B. Won Pat International Airport Authority,
Series 2013 C, RB	6.125	10/01/2043	2,892,875
2,920,000 Children's Trust Fund, Series 2002, RB	5.375	05/15/2033	2,964,326
8,455,000 Children's Trust Fund, Series 2002, RB	5.500	05/15/2039	8,604,653
1,000,000 Guam (Territory of) International Airport
Authority, Series 2013 C, RB	6.000	10/01/2034	1,162,100
250,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB	5.000	10/01/2023	274,705
320,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB	5.000	10/01/2024	351,581
570,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB	5.000	10/01/2030	622,058
1,080,000 Northern Mariana Island (Commonwealth of)
Ports Authority, Series 1998 A, RB	6.250	03/15/2028	1,050,300
1,915,000 Northern Mariana Island Ports Authority, Series
2005 A, RB	5.500	03/15/2031	1,869,691
12,000,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2008 A, RB	6.000	07/01/2044	12,180,000
2,515,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2008 A, RB	6.125 [4]	07/01/2024	2,722,488
4,000,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2012 A, RB6	5.000	07/01/2042	3,070,000
1,000,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2012 A, RB6	5.050	07/01/2042	767,500
7,350,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2013 A, RB6	6.750	07/01/2036	5,769,750
476,247 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 A-4, RB6	10.000	07/01/2019	388,141
476,247 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 B-4, RB6	10.000	07/01/2019	388,141
453,432 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-1, RB6	10.000	01/01/2021	387,684
453,432 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-2, RB6	10.000	07/01/2021	387,684
151,144 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-2, RB6	10.000	01/01/2022	129,228

20 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$151,143 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-4, RB6	10.000%		07/01/2022	$129,227
2,500,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 CC, Ref. RB6 5.500			07/01/2030	2,156,250
930,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 1995 A, RB	5.625		07/01/2022	857,925
6,055,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2000, RB	6.625		06/01/2026	6,213,944
170,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2012, Ref. RB 5.125			04/01/2032	172,275
225,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2012, Ref. RB 5.375			04/01/2042	227,813
100,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 C, Ref. RB	5.500		07/01/2020	85,750
1,220,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2007 A, RB6	6.500		10/01/2037	247,050
5,000,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 P, Ref. RB6	6.750		07/01/2036	4,443,750
1,480,000 Puerto Rico (Commonwealth of), Series 2001 A,
Ref. GO Bonds	5.500		07/01/2020	1,503,132
500,000 Puerto Rico (Commonwealth of), Series 2006 A,
GO Bonds6	5.250		07/01/2030	383,750
1,000,000 Puerto Rico (Commonwealth of), Series 2007 A,
Ref. GO Bonds	5.500		07/01/2021	902,500
1,020,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. GO Bonds6	5.750		07/01/2038	770,100
2,500,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. GO Bonds6	6.000		07/01/2039	1,937,500
3,000,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. RB6	6.500		07/01/2037	2,340,000
80,000 Puerto Rico (Commonwealth of), Series 2011 C,
Ref. GO Bonds	6.000		07/01/2036	83,648
1,000,000 Puerto Rico (Commonwealth of), Series 2011 C,
Ref. GO Bonds6	6.500		07/01/2040	742,500
1,450,000 Puerto Rico (Commonwealth of), Series 2011 E,
Ref. GO Bonds6	5.375		07/01/2030	1,042,188
5,000,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. GO Bonds6	5.500		07/01/2026	3,362,500
1,615,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. GO Bonds6	5.500		07/01/2027	1,086,087
4,525,000 Puerto Rico (Commonwealth of), Series 2012 A,
Ref. GO Bonds6	5.750		07/01/2028	3,043,063
213,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	3.973	[1]	07/01/2024	186,769

21 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$404,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.259%[1]		07/01/2027 $	321,859
419,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.500		07/01/2034	447,873
342,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.550		07/01/2040	354,049
395,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.560	[1]	07/01/2029	292,604
2,510,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.750		07/01/2053	2,597,474
1,616,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.825	[1]	07/01/2031	1,106,362
11,974,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.859	[1]	07/01/2033	7,606,364
10,595,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.000		07/01/2058	11,132,696
8,788,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.553	[1]	07/01/2046	2,323,284
7,159,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.665	[1]	07/01/2051	1,403,522
2,154,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.329		07/01/2040	2,188,981
65,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.536		07/01/2053	66,042
865,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.784		07/01/2058	892,213
3,586,343 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.242	[1]	08/01/2043	179,317
3,817,508 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.252	[1]	08/01/2042	190,875
1,180,941 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.330	[1]	08/01/2043	162,379
1,257,086 Puerto Rico Sales Tax Financing Corp. , Series
2019 , RB	0.344	[1]	08/01/2042	172,849
2,190,000 University of Puerto Rico, Series 2006 P, Ref. RB	5.000		06/01/2030	2,176,313
840,000 Virgin Islands (Government of) Public Finance
Authority (Matching Fund Loan Note), Series
2012 A, RB	5.000		10/01/2032	843,150
				112,358,832

Total Investments, at Value (Cost $1,654,262,675) —107.1%			1,730,976,428
Floating Rate Note Obligations—(5.7)
Notes with interest and fee rates ranging from 1.06% to 1.13% at 11/30/2019 and contractual
maturities of collateral ranging from 09/01/2023 to 05/15/2038				(92,045,000)
Net Other Assets (Liabilities) —(1.4)				(23,310,983)
Net Assets—100.0%			$1,615,620,445

22 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Footnotes to Schedule of Investments
nd
1. Zero coupon bond reflects effective yield on the original acquisition date.
2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
5. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
6. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
7. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Notes.
8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.

To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
CC	Caritas Christi
CHF	City Hospital Foundation
COP	Certificates of Participation
Ctfs.	Certificates
EBPC	East Bay Prenatal Center
EMC	Eden Medical Center
GO	General Obligation
IDR	Industrial Development Revenue Bonds
MCHlth	Marin Community Health
MPHS	Mills-Peninsula Health Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
NCCD	National Campus and Community Development
OCEAA	Orange County Educational Arts Academy
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
RB	Revenue Bonds
Ref.	Refunding
RN	Revenue Notes
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
VRD	Variable Rate Demand

23 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$ 1,616,082,596	$2,535,000	$1,618,617,596
U. S. Possessions	—	112,358,832	—	112,358,832
Total Assets	$—	$ 1,728,441,428	$2,535,000	$1,730,976,428

24 INVESCO OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND